Taxation - Schedule of Operating Loss Carry Forward (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 76,957
2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	9,237
2025 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	2,312
2026 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	2,616
2027 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	27,458
2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 35,334